UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Automobiles and Components - 1.5%
160	Harley-Davidson, Inc.	$9,875

	Capital Goods - 4.6%
173	AMETEK, Inc.	8,569
103	Eaton Corp. plc	7,558
20	Precision Castparts Corp.	5,103
472	Safran S.A. ADR	8,314
6	W.W. Grainger, Inc.	1,360
		30,904
	Commercial and Professional Services - 3.6%
120	Equifax, Inc. ●	8,422
68	IHS, Inc. ●	7,726
195	Nielsen Holdings N.V.	8,233
		24,381
	Consumer Durables and Apparel - 7.6%
519	D.R. Horton, Inc.	12,194
37	Harman International Industries, Inc.	3,799
292	Lennar Corp.	11,738
142	Lululemon Athletica, Inc. ●	6,488
72	Michael Kors Holdings Ltd. ●	5,773
49	PVH Corp.	5,893
33	Ralph Lauren Corp.	5,227
		51,112
	Consumer Services - 6.7%
200	Dunkin' Brands Group, Inc.	9,304
17	Panera Bread Co. Class A ●	2,891
132	Starwood Hotels & Resorts, Inc.	9,847
93	Wyndham Worldwide Corp.	6,597
48	Wynn Resorts Ltd.	10,500
89	Yum! Brands, Inc.	5,977
		45,116
	Diversified Financials - 3.2%
85	American Express Co.	7,211
34	BlackRock, Inc.	10,192
21	IntercontinentalExchange Group, Inc.	4,378
		21,781
	Energy - 1.3%
65	Anadarko Petroleum Corp.	5,244
222	Cobalt International Energy, Inc. ●	3,629
		8,873
	Food and Staples Retailing - 1.4%
136	CVS Caremark Corp.	9,181

	Food, Beverage and Tobacco - 6.8%
81	Anheuser-Busch InBev N.V. ADR	7,734
46	Diageo plc ADR	5,581
152	Green Mountain Coffee Roasters, Inc.	12,288
46	Mead Johnson Nutrition Co.	3,530
257	Mondelez International, Inc.	8,413
122	Monster Beverage Corp. ●	8,308
		45,854
	Health Care Equipment and Services - 2.3%
106	Covidien plc	7,218
16	Intuitive Surgical, Inc. ●	6,456
10	McKesson Corp.	1,683
		15,357
	Materials - 2.9%
113	Monsanto Co.	12,090
40	Sherwin-Williams Co.	7,292
		19,382
	Media - 6.2%
187	Comcast Corp. Class A	10,156
86	DirecTV ●	5,958
1,456	Sirius XM Holdings, Inc. ●	5,214
301	Twenty-First Century Fox, Inc.	9,580
154	Walt Disney Co.	11,202
		42,110
	Pharmaceuticals, Biotechnology and Life Sciences - 10.6%
74	Allergan, Inc.	8,505
43	Biogen Idec, Inc. ●	13,425
227	Bristol-Myers Squibb Co.	11,338
272	Gilead Sciences, Inc. ●	21,974
96	Merck & Co., Inc.	5,075
26	Regeneron Pharmaceuticals, Inc. ●	7,437
47	Vertex Pharmaceuticals, Inc. ●	3,739
		71,493
	Real Estate - 0.8%
65	American Tower Corp. REIT	5,294

	Retailing - 11.4%
5	Amazon.com, Inc. ●	1,795
25	AutoZone, Inc. ●	12,240
127	Dollar General Corp. ●	7,149
200	Home Depot, Inc.	15,389
223	Lowe's Cos., Inc.	10,344
4	Netflix, Inc. ●	1,687
11	Priceline.com, Inc. ●	12,525
110	Ross Stores, Inc.	7,442
67	Tory Burch LLC ⌂●†	5,020
47	TripAdvisor, Inc. ●	3,602
		77,193
	Software and Services - 24.1%
42	Alliance Data Systems Corp. ●	10,182
138	Cognizant Technology Solutions Corp. ●	13,397
285	Facebook, Inc. ●	17,861
24	Google, Inc. ●	28,804
104	Intuit, Inc.	7,616
54	LinkedIn Corp. Class A ●	11,659
157	Mastercard, Inc.	11,897
519	Microsoft Corp.	19,639
212	Oracle Corp.	7,820
183	Salesforce.com, Inc. ●	11,090
91	ServiceNow, Inc. ●	5,753
89	Splunk, Inc. ●	6,841
46	Visa, Inc.	9,985
		162,544
	Technology Hardware and Equipment - 1.8%
13	Apple, Inc.	6,690
202	Juniper Networks, Inc. ●	5,375
		12,065
	Transportation - 2.9%
290	Hertz Global Holdings, Inc. ●	7,554
85	J.B. Hunt Transport Services, Inc.	6,353

1

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.7% - (continued)
	Transportation - 2.9% - (continued)
56	Kansas City Southern		$5,868
			19,775
	Total common stocks
	(cost $500,097)		$672,290

	Total long-term investments
	(cost $500,097)		$672,290

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,165, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $1,188)
$1,165	0.02%, 1/31/2014		$1,165
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $384,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $392)
384	0.02%, 1/31/2014		384
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,001, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $1,021)
1,001	0.03%, 1/31/2014		1,001
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,061, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $1,082)
1,061	0.02%, 1/31/2014		1,061
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $2,329,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$2,375)
2,329	0.02%, 1/31/2014		2,329
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $309, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $316)
309	0.03%, 1/31/2014		309
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $259, collateralized by U.S. Treasury Note 2.63%, 2014, value of $264)
259	0.02%, 1/31/2014		259
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$2,211, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $2,255)
2,211	0.03%, 1/31/2014		2,211
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $20, collateralized by U.S. Treasury Note 2.38%, 2015, value of $21)
20	0.01%, 1/31/2014		20
			8,739
	Total short-term investments
	(cost $8,739)		$8,739

	Total investments
	(cost $508,836) ▲	101.0%	$681,029
	Other assets and liabilities	(1.0)%	(6,649)
	Total net assets	100.0%	$674,380

2

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $509,880 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$181,277
Unrealized Depreciation	(10,128)
Net Unrealized Appreciation	$171,149

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $5,020, which represents 0.7% of total net assets.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2013	67	Tory Burch LLC	$5,221

At January 31, 2014, the aggregate value of these securities was $5,020, which represents 0.7% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	33.4%
Consumer Staples	8.2
Energy	1.3
Financials	4.0
Health Care	12.9
Industrials	11.1
Information Technology	25.9
Materials	2.9
Total	99.7%
Short-Term Investments	1.3
Other Assets and Liabilities	(1.0)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$672,290	$667,270	$–	$5,020
Short-Term Investments	8,739	–	8,739	–
Total	$681,029	$667,270	$8,739	$5,020

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$—	$—	$(200	)*	$—	$5,220	$—	$—	$—	$5,020
Total	$—	$—	$(200)		$—	$5,220	$—	$—	$—	$5,020

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(200).

4

The Hartford Growth Opportunities Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.7%
	Capital Goods - 6.8%
140	Acuity Brands, Inc.	$17,722
934	DigitalGlobe, Inc. ●	35,676
1,566	HD Supply Holdings, Inc. ●	33,621
3,149	Lithium Technology Corp. ⌂●†	16,247
846	Owens Corning, Inc. ●	32,262
314	Pall Corp.	25,168
813	Textron, Inc.	28,844
		189,540
	Commercial and Professional Services - 1.6%
404	IHS, Inc. ●	45,840

	Consumer Durables and Apparel - 7.2%
570	Lennar Corp.	22,904
799	Lululemon Athletica, Inc. ●	36,498
924	One Kings Lane, Inc. ⌂●†	12,818
1,239	Pulte Group, Inc.	25,177
358	PVH Corp.	43,320
10,906	Samsonite International S.A.	29,903
232	Whirlpool Corp.	30,963
		201,583
	Consumer Services - 5.1%
1,381	Diamond Resorts LLC ●	24,161
642	Melco PBL Entertainment Ltd. ADR ●	26,297
198	Panera Bread Co. Class A ●	33,543
366	Starwood Hotels & Resorts, Inc.	27,343
437	Wyndham Worldwide Corp.	30,997
		142,341
	Diversified Financials - 3.0%
93	BlackRock, Inc.	27,881
601	Julius Baer Group Ltd.	29,127
1,934	Platform Specialty Products Corp. ●	26,960
		83,968
	Energy - 2.9%
534	Cobalt International Energy, Inc. ●	8,746
364	Energen Corp.	25,733
250	Pioneer Natural Resources Co.	42,319
49	Range Resources Corp.	4,207
		81,005
	Food and Staples Retailing - 2.0%
424	CVS Caremark Corp.	28,686
539	Whole Foods Market, Inc.	28,191
		56,877
	Food, Beverage and Tobacco - 2.7%
268	Anheuser-Busch InBev N.V. ADR	25,658
845	Diageo Capital plc	25,073
798	Mondelez International, Inc.	26,137
		76,868
	Health Care Equipment and Services - 3.4%
733	Catamaran Corp. ●	35,657
606	HCA Holdings, Inc. ●	30,461
367	Universal Health Services, Inc. Class B	30,108
		96,226
	Household and Personal Products - 0.5%
1,104	Coty, Inc.	14,897

	Insurance - 1.0%
579	American International Group, Inc.	27,756

	Materials - 3.5%
2,738	Cemex S.A.B. de C.V. ADR ●	33,874
355	Monsanto Co.	37,792
264	Rock Tenn Co. Class A	26,792
		98,458
	Media - 1.0%
409	DirecTV ●	28,404

	Pharmaceuticals, Biotechnology and Life Sciences - 15.8%
232	Actavis plc ●	43,933
146	Alnylam Pharmaceuticals, Inc. ●	12,175
319	Amgen, Inc.	37,930
775	AstraZeneca plc	49,122
1,266	Bristol-Myers Squibb Co.	63,268
305	Covance, Inc. ●	28,870
693	Eli Lilly & Co.	37,426
591	Forest Laboratories, Inc. ●	39,160
494	Gilead Sciences, Inc. ●	39,865
169	Illumina, Inc. ●	25,641
796	Merck & Co., Inc.	42,146
89	Regeneron Pharmaceuticals, Inc. ●	25,594
		445,130
	Real Estate - 1.7%
1,419	Host Hotels & Resorts, Inc. REIT	26,105
258	Zillow, Inc. ●	21,152
		47,257
	Retailing - 13.0%
152	Amazon.com, Inc. ●	54,431
71	AutoZone, Inc. ●	35,159
674	Dick's Sporting Goods, Inc.	35,404
2,997	Groupon, Inc. ●	31,350
817	Lowe's Cos., Inc.	37,831
108	Netflix, Inc. ●	44,386
39	Priceline.com, Inc. ●	44,869
359	Ross Stores, Inc.	24,352
351	Tory Burch LLC ⌂●†	26,485
390	TripAdvisor, Inc. ●	30,117
		364,384
	Semiconductors and Semiconductor Equipment - 2.6%
825	Hynix Semiconductor, Inc. ●	28,759
939	NXP Semiconductors N.V. ●	45,394
		74,153
	Software and Services - 20.3%
1,506	Activision Blizzard, Inc.	25,793
629	Akamai Technologies, Inc. ●	29,983
1,109	Autodesk, Inc. ●	56,837
1,739	Cadence Design Systems, Inc. ●	24,552
287	Cognizant Technology Solutions Corp. ●	27,813
431	Concur Technologies, Inc. ●	52,281
1,114	Facebook, Inc. ●	69,686
85	Google, Inc. ●	100,738
192	LinkedIn Corp. Class A ●	41,309
656	Salesforce.com, Inc. ●	39,718
272	ServiceNow, Inc. ●	17,240
184	Splunk, Inc. ●	14,208

1

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 100.7% - (continued)
	Software and Services - 20.3% - (continued)
256	Tableau Software, Inc. ●		$20,710
1,375	Yahoo!, Inc. ●		49,515
			570,383
	Technology Hardware and Equipment - 2.2%
575	Palo Alto Networks, Inc. ●		34,198
394	SanDisk Corp.		27,401
			61,599
	Telecommunication Services - 1.3%
507	SoftBank Corp.		36,727

	Transportation - 3.1%
602	Expeditors International of Washington, Inc.		24,581
285	Kansas City Southern		30,049
699	United Continental Holdings, Inc. ●		32,029
			86,659
	Total common stocks
	(cost $2,437,082)		$2,830,055

WARRANTS - 0.0%
	Diversified Financials - 0.0%
867	Platform Specialty Products Corp. ⌂		$702

	Total warrants
	(cost $9)		$702

	Total long-term investments (cost $2,437,091)		$2,830,757

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,473, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $2,523)
$2,473	0.02%, 1/31/2014		$2,473
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $816,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
	- 2042, value of $832)
816	0.02%, 1/31/2014		816
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $2,125, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%,
2014 - 2043, FNMA 2.00% - 3.50%, 2025
- 2028, GNMA 3.50%, 2042 - 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$2,168)
2,125	0.03%, 1/31/2014		2,125
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $2,251, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $2,296)
2,251	0.02%, 1/31/2014		2,251
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $4,944,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$5,043)
4,944	0.02%, 1/31/2014		4,944
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $657,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $670)
657	0.03%, 1/31/2014		657
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $550, collateralized by U.S. Treasury Note 2.63%, 2014, value of $561)
550	0.02%, 1/31/2014		550
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $4,694, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA
2.50% - 4.50%, 2025 - 2043, value of
	$4,787)
4,694	0.03%, 1/31/2014		4,694
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $43, collateralized by U.S. Treasury Note 2.38%, 2015, value of $44)
43	0.01%, 1/31/2014		43
			18,553
	Total short-term investments
	(cost $18,553)		$18,553

	Total investments
	(cost $2,455,644) ▲	101.4%	$2,849,310
	Other assets and liabilities	(1.4)%	(39,651)
	Total net assets	100.0%	$2,809,659

2

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $2,450,599 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$450,445
Unrealized Depreciation	(51,734)
Net Unrealized Appreciation	$398,711

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $55,550, which represents 2.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2013	3,149	Lithium Technology Corp.	$15,347
01/2014	924	One Kings Lane, Inc.	14,243
05/2013	867	Platform Specialty Products Corp. Warrants	9
11/2013	351	Tory Burch LLC	27,541

At January 31, 2014, the aggregate value of these securities was $56,252, which represents 2.0% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	02/04/2014	GSC	$92	$91	$–	$(1)
CHF	Buy	02/03/2014	JPM	1,200	1,184	–	(16)
CHF	Buy	02/05/2014	SSG	115	115	–	–
EUR	Sell	02/03/2014	GSC	8,521	8,412	109	–
						$109	$(17)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	26.3%
Consumer Staples	5.2
Energy	2.9
Financials	5.7
Health Care	19.2
Industrials	11.5
Information Technology	25.1
Materials	3.5
Services	1.3
Total	100.7%
Short-Term Investments	0.7
Other Assets and Liabilities	(1.4)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,830,055	$2,575,794	$198,711	$55,550
Warrants	702	–	702	–
Short-Term Investments	18,553	–	18,553	–
Total	$2,849,310	$2,575,794	$217,966	$55,550
Foreign Currency Contracts *	109	–	109	–
Total	$109	$–	$109	$–
Liabilities:
Foreign Currency Contracts *	17	–	17	–
Total	$17	$–	$17	$–

♦	For the three-month period ended January 31, 2014, investments valued at $6,466 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2014
Assets:
Common Stocks	$59,811	$—	$(46	)†	$—	$41,784	$—	$—	$(45,999)	$55,550
Warrants	87	—	—		—	—	—	—	(87)	—
Total	$59,898	$—	$(46)		$—	$41,784	$—	$—	$(46,086)	$55,550

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(46).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford Municipal Real Return Fund

Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.8%
	Alabama - 2.9%
	Alabama State 21st Century Auth TOB Settlement Rev
$1,500	5.00%, 06/01/2017	$1,695
	County of Jefferson AL Sewer Rev
1,500	5.00%, 10/01/2018	1,642
	Mobile, AL, Industrial Development Board Pollution
1,815	1.65%, 06/01/2034	1,821
		5,158
	Alaska - 0.6%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	418
	Anchorage, AK, GO
610	5.25%, 08/01/2028	676
		1,094
	Arizona - 1.0%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2020	1,083
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	262
	Sundance, AZ, Community Fac Dist
277	7.13%, 07/01/2027 ■	276
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	200
		1,821
	California - 18.7%
	California State Communities DA Rev
250	0.00%, 07/01/2037 ●	—
570	0.94%, 04/01/2036 Δ	426
1,000	5.00%, 10/01/2022	996
	California State Dept Water Resources Supply Rev
500	5.00%, 05/01/2022	579
	California State GO
3,515	6.50%, 04/01/2033	4,244
	California State Pollution Control FA
2,250	1.88%, 04/01/2025	2,261
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,752
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	198
	Corona-Norco California University
1,530	4.00%, 09/01/2019	1,610
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	326
	Foothill-Eastern Transportation Corridor Agency
435	5.00%, 01/15/2053 Δ	473
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	466
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	416
	Irvine, CA, Emprovement Bond Act
1,000	4.00%, 09/02/2019	1,061
	Los Angeles, CA, Airport Rev
1,100	5.00%, 01/01/2020	1,233
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,077
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	536
	San Bernardino City, CA, Unif School Dist GO
725	5.00%, 08/01/2020	841
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	619
	San Buenaventura, CA, Rev
500	5.25%, 12/01/2017	530
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,249
	San Jose, CA, Redev Agency
1,000	6.50%, 08/01/2019	1,121
	Santa Cruz County, CA, Redev Agency
1,360	5.00%, 09/01/2022	1,536
665	6.63%, 09/01/2029	746
	Santa Margarita, CA, Water Dist Special Tax
1,000	5.00%, 09/01/2024 - 09/01/2025	1,011
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	566
	Temecula, CA, Redev Agency Tax Allocation Rev
235	5.63%, 12/15/2038	239
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,698
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,121
	Twin Rivers, CA, Unif School Dist Cops
700	3.20%, 06/01/2035	700
	University of California
1,000	5.25%, 05/15/2027	1,133
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,364
	Washington Township, CA, Health Care Dist Rev
1,000	6.00%, 07/01/2029	1,066
		33,394
	Colorado - 0.4%
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	698

	Delaware - 0.7%
	Delaware State Transportation Auth
1,180	5.00%, 07/01/2025	1,317

	District of Columbia - 2.5%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034 ╦	3,343

1

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.8% - (continued)
	District of Columbia - 2.5% - (continued)
	Metropolitan Washington, DC, Airport Auth System Rev
$1,035	5.00%, 10/01/2022	$1,170
		4,513
	Florida - 6.6%
	Arlington of Naples
500	6.50%, 05/15/2020 ■	499
500	7.00%, 05/15/2024 ■	509
	Broward County, FL, Airport System Rev
550	5.00%, 10/01/2019 - 10/01/2021	623
	Greater Orlando, FL, Aviation Auth
2,500	5.00%, 10/01/2021 - 10/01/2024	2,789
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,155
	Jacksonville, FL, Sales Tax Rev
640	5.00%, 10/01/2018	729
	Miami Beach, FL, Health Fac Auth
190	5.00%, 11/15/2020	209
	Miami-Dade County, FL, Aviation Rev
900	4.00%, 10/01/2017	983
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028	2,132
	Palm Beach County, FL, School Board
955	5.00%, 08/01/2025	1,053
	River Bend Community Development Dist, Capital Improvement Rev
780	0.00%, 11/01/2015 ●	101
		11,782
	Georgia - 2.7%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023	2,253
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,823
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
20	6.50%, 01/01/2017	22
	Georgia State Municipal Elec Auth
605	6.50%, 01/01/2017	667
		4,765
	Hawaii - 0.9%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,092
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	509
		1,601
	Idaho - 0.9%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,659

	Illinois - 8.0%
	Chicago, IL, O'Hare International Airport Rev
2,540	5.00%, 01/01/2015 - 01/01/2026	2,691
850	5.25%, 01/01/2027	852
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	0.00%, 03/01/2037 ●	776
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,599
	Illinois State FA Rev
1,000	5.00%, 10/01/2023	1,139
	Illinois State GO
1,000	5.00%, 01/01/2022	1,097
2,000	5.25%, 01/01/2021	2,288
	Illinois State Toll Highway Auth
1,060	5.00%, 01/01/2023 - 01/01/2027	1,162
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,134
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	550
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
947	6.63%, 03/01/2033	957
		14,245
	Indiana - 2.4%
	Indiana State Housing & Community DA
1,210	4.55%, 07/01/2027 ╦	1,236
	Indianapolis, IN, Airport Auth Rev
1,650	5.10%, 01/15/2017	1,792
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,167
		4,195
	Kentucky - 1.5%
	Kentucky Public Transportation Inf Auth
230	5.00%, 07/01/2017	256
	Louisville & Jefferson County, KY
1,220	1.65%, 10/01/2033 Δ	1,236
	Louisville & Jefferson County, KY, Metropolitan Government Rev
1,085	5.00%, 12/01/2023	1,220
		2,712
	Louisiana - 1.8%
	Louisiana State Citizens Property PSFG Corp
1,475	5.00%, 06/01/2016	1,616
	Louisiana Tobacco Settlement Financing Corp
1,500	5.00%, 05/15/2026	1,610
		3,226
	Massachusetts - 0.7%
	Massachusetts State Development Fin Agency Rev
1,125	5.00%, 07/01/2014 - 01/01/2017	1,216

	Michigan - 1.9%
	Detroit, MI, Water Supply System Ref Rev
1,750	6.50%, 07/01/2015	1,782
	Grand Valley, MI, State University Rev
1,500	5.50%, 12/01/2027	1,615
		3,397

2

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.8% - (continued)
	Minnesota - 0.7%
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
$1,000	5.75%, 07/01/2018	$1,201

	Missouri - 0.3%
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ⌂●	520

	Nebraska - 0.6%
	Central Plains, NE, Energy Proj Gas Rev
1,000	5.00%, 09/01/2015	1,054

	Nevada - 1.3%
	Clark County, NV, School Dist GO
1,000	5.00%, 06/15/2020	1,062
	Nevada State GO
1,000	5.00%, 08/01/2019	1,184
		2,246
	New Jersey - 1.1%
	New Jersey State Econ DA
885	4.88%, 09/15/2019	872
	New Jersey State Econ DA Lease Rev
1,000	5.00%, 09/01/2021	1,147
		2,019
	New Mexico - 0.1%
	Cabezon, NM, Public Improvement Dist
240	5.20%, 09/01/2015	242

	New York - 8.5%
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023	3,401
	New York State Dormitory Auth Rev
1,000	5.00%, 03/15/2022	1,163
	New York State Dormitory Auth Rev Obligor: Teacher's College
2,000	5.38%, 03/01/2029	2,129
	New York State Dormitory Auth, Upstate Community College
250	5.25%, 07/01/2021	254
	New York State Thruway Auth
1,800	5.00%, 05/01/2019 - 04/01/2021	2,112
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,179
	Newburth, NY, GO
1,255	5.00%, 06/15/2017 - 06/15/2018	1,341
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027	3,646
		15,225
	North Carolina - 0.5%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	886

	Ohio - 2.4%
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,310
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,444
	Ohio State Solid Waste Rev
1,500	2.25%, 11/01/2022	1,526
		4,280
	Oklahoma - 1.4%
	Norman, OK, Regional Hospital Auth Rev
2,310	5.25%, 09/01/2019	2,419

	Other U.S. Territories - 2.7%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,580
	Guam Government Power Auth Rev
2,000	5.00%, 10/01/2021 - 10/01/2023	2,252
	Puerto Rico Highway & Transportation
500	5.50%, 07/01/2015	471
	University Virgin Islands
270	5.13%, 12/01/2022	280
225	5.25%, 12/01/2023 - 12/01/2024	234
		4,817
	Pennsylvania - 3.2%
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	751
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,182
	Pittsburgh, PA, School Dist GO
2,320	5.00%, 09/01/2021 - 09/01/2023	2,636
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2018	1,055
		5,624
	Rhode Island - 1.7%
	Cranston, RI, GO
1,410	5.00%, 07/01/2018	1,586
	Rhode Island St Health & Educational Bldg Corp
1,215	5.00%, 05/15/2018	1,382
		2,968
	South Carolina - 0.6%
	South Carolina St Jobs-Econ Development Auth Hospital Rev
1,000	5.25%, 08/01/2024	1,099

	Tennessee - 0.6%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
1,000	5.50%, 07/01/2031	1,025

	Texas - 8.7%
	Dallas-Fort Worth, TX, International Airport Rev
750	5.00%, 11/01/2023	823
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036	2,236
	Kerrville, TX, Health Fac Development Corp Hospital Rev
935	5.00%, 08/15/2015	974

3

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 96.8% - (continued)
	Texas - 8.7% - (continued)
	Love Field, TX, Airport Modernization Corp Special Fac Rev
$1,000	5.00%, 11/01/2015		$1,045
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037		2,140
	North Texas Tollway Auth Rev
1,055	1.95%, 01/01/2038		1,023
3,000	6.00%, 01/01/2025		3,367
	Tarrant County, TX, Cultural Education Fac
1,000	6.25%, 11/15/2029		1,126
	Texas State Municipal Gas Acquisition & Supply Cor
1,000	5.25%, 12/15/2017		1,109
	Texas State Transportation Commission Turnpike System Rev
635	1.25%, 08/15/2042		638
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035		961
			15,442
	Vermont - 0.3%
	Vermont State Econ DA Waste
600	4.75%, 04/01/2036 ■		578

	Virginia - 0.9%
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024		559
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,010	5.50%, 06/01/2026 ╦		1,055
			1,614
	Washington - 4.1%
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034		2,453
	Grant County, WA, Utility Dist #2
1,605	5.00%, 01/01/2021		1,823
	Tobacco Settlement Auth, WA, Rev
1,500	5.00%, 06/01/2023		1,697
	Washington State, Health Care Fac Auth
1,175	5.00%, 10/01/2042		1,351
			7,324
	West Virginia - 0.9%
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500	2.25%, 01/01/2041		1,519

	Wisconsin - 2.0%
	Wisconsin State GO
125	5.75%, 05/01/2033		140
865	6.00%, 05/01/2036		970
	Wisconsin State Health & Educational Fac Auth Rev
2,265	5.00%, 02/15/2026		2,440
			3,550
	Total municipal bonds
	(cost $168,400)		$172,445

	Total long-term investments
	(cost $168,400)		$172,445

SHORT-TERM INVESTMENTS - 1.7%
	Investment Pools and Funds - 1.7%
$3,036	JP Morgan Tax Free Money Market Fund		$3,036

	Total short-term investments
	(cost $3,036)		$3,036

	Total investments
	(cost $171,436) ▲	98.5%	$175,481
	Other assets and liabilities	1.5%	2,592
	Total net assets	100.0%	$178,073

4

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was 171,436 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,029
Unrealized Depreciation	(3,984)
Net Unrealized Appreciation	$4,045

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $1,862, which represents 1.0% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. The Fund has also pledged $4,990 of cash as collateral in connection with over-the-counter swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000	Stone Canyon, MO, Community Improvement Dist Rev, 0.00%, 04/01/2027	$990

At January 31, 2014, the aggregate value of these securities was $520, which represents 0.3% of total net assets.

5

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Interest Rate Swap Contracts Outstanding at January 31, 2014

	Payments made	Payments received	Notional	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount (a)	Date	Paid	Received	Value ╪	Asset	Liability
BCLY	1.98% Fixed	CPURNSA 229.35	8,750	09/11/14	$–	$–	$(68)	$–	$(68)
BCLY	2.09% Fixed	CPURNSA 231.37	25,350	12/14/15	–	–	(481)	–	(481)
BCLY	2.12% Fixed	CPURNSA 234.00	7,550	01/15/19	–	–	(44)	–	(44)
BCLY	2.22% Fixed	CPURNSA 226.79	12,925	04/05/15	–	–	(266)	–	(266)
BCLY	2.65% Fixed	CPURNSA 219.28	10,500	03/04/18	–	–	(494)	–	(494)
BCLY	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	–	(385)	–	(385)
BCLY	2.98% Fixed	CPURNSA 219.41	5,750	03/08/26	–	–	(453)	–	(453)
BOA	2.45% Fixed	CPURNSA 226.34	7,800	03/22/17	–	–	(283)	–	(283)
CBK	2.34% Fixed	CPURNSA 232.04	525	04/15/18	–	–	(14)	–	(14)
CSI	2.82% Fixed	CPURNSA 230.07	2,500	02/08/23	–	–	(123)	–	(123)
DEUT	1.40% Fixed	CPURNSA 226.04	7,000	10/07/14	–	–	36	36	–
DEUT	2.40% Fixed	CPURNSA 226.02	2,125	03/12/17	–	–	(70)	–	(70)
DEUT	2.48% Fixed	CPURNSA 232.72	2,300	07/15/23	–	–	(16)	–	(16)
JPM	2.33% Fixed	CPURNSA 225.91	7,000	09/30/21	–	–	(106)	–	(106)
JPM	2.34% Fixed	CPURNSA 219.28	3,600	03/04/14	–	–	(31)	–	(31)
JPM	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	–	(385)	–	(385)
JPM	2.97% Fixed	CPURNSA 220.69	6,800	04/14/26	–	–	(523)	–	(523)
MSC	2.60% Fixed	CPURNSA 233.07	6,450	08/08/23	–	–	(117)	–	(117)
UBS	2.07% Fixed	CPURNSA 229.92	9,925	07/19/17	–	–	(159)	–	(159)
UBS	2.65% Fixed	CPURNSA 219.28	5,250	03/04/18	–	–	(247)	–	(247)
UBS	2.71% Fixed	CPURNSA 220.65	1,750	04/13/16	–	–	(77)	–	(77)
UBS	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	–	(385)	–	(385)
UBS	2.79% Fixed	CPURNSA 220.65	7,800	04/13/18	–	–	(461)	–	(461)
UBS	2.95% Fixed	CPURNSA 219.38	5,750	03/07/26	–	–	(418)	–	(418)
					$–	$–	$(5,570)	$36	$(5,606)

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
PSFG	Public School Fund Guarantee
Rev	Revenue
TOB	Tender Option Bond
USD	United School District

Credit Exposure
as of January 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.0%
Aa / AA	19.4
A	49.1
Baa / BBB	12.6
Ba / BB	4.0
B	0.8
Not Rated	8.9
Non-Debt Securities and Other Short-Term Instruments	1.7
Other Assets and Liabilities	1.5
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

7

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	172,445	–	172,445	–
Short-Term Investments	3,036	3,036	–	–
Total	$175,481	$3,036	$172,445	$–
Interest Rate Swaps *	36	–	36	–
Total	$36	$–	$36	$–
Liabilities:
Interest Rate Swaps *	5,606	–	5,606	–
Total	$5,606	$–	$5,606	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0%
	Automobiles and Components - 1.8%
197	Dana Holding Corp.	$3,720
107	Tenneco Automotive, Inc. ●	6,065
11	Tower International, Inc. ●	236
		10,021
	Banks - 2.2%
144	EverBank Financial Corp.	2,567
114	First Merchants Corp.	2,407
69	Flushing Financial Corp.	1,410
61	MGIC Investment Corp. ●	519
6	Nationstar Mortgage Holdings, Inc. ●	160
7	Ocwen Financial Corp. ●	289
35	Radian Group, Inc.	522
113	Umpqua Holdings Corp.	1,983
56	Wintrust Financial Corp.	2,466
		12,323
	Capital Goods - 11.2%
53	A.O. Smith Corp.	2,509
87	AAON, Inc.	2,593
17	Aceto Corp.	356
32	Acuity Brands, Inc.	4,068
52	Aircastle Ltd.	977
15	Albany International Corp. Class A	505
103	Altra Industrial Motion Corp.	3,237
3	American Science & Engineering, Inc.	219
56	Applied Industrial Technologies, Inc.	2,844
59	Astronics Corp. ●	3,585
1	Astronics Corp. Class B ●	62
60	AZZ, Inc.	2,505
29	Belden, Inc.	1,903
46	Chart Industries, Inc. ●	3,917
7	DXP Enterprises, Inc. ●	663
18	EnerSys, Inc.	1,232
12	Enpro Industries, Inc. ●	865
22	Esterline Technologies Corp. ●	2,281
10	General Cable Corp.	282
9	Gorman Rupp Co.	283
161	GrafTech International Ltd. ●	1,647
64	Heico Corp.	3,424
14	John Bean Technologies Corp.	429
41	Lennox International, Inc.	3,551
27	Lindsay Corp.	2,327
39	Meritor, Inc. ●	426
68	Moog, Inc. Class A ●	4,056
56	Mueller Water Products, Inc.	490
5	National Presto Industries, Inc. ●	388
10	Proto Laboratories, Inc. ●	801
59	Sun Hydraulics Corp.	2,140
55	Taser International, Inc. ●	875
37	Teledyne Technologies, Inc. ●	3,398
10	Trex Co., Inc. ●	696
51	Trimas Corp. ●	1,777
12	Xerium Technologies, Inc. ●	194
		61,505
	Commercial and Professional Services - 3.3%
8	Barrett Business Services, Inc.	612
96	Deluxe Corp.	4,673
47	Exponent, Inc.	3,392
90	GP Strategies Corp. ●	2,507
7	Huron Consulting Group, Inc. ●	490
7	Kforce, Inc.	132
111	On Assignment, Inc. ●	3,305
19	RPX Corp. ●	300
10	Sykes Enterprises, Inc. ●	214
6	UniFirst Corp.	645
35	Wageworks, Inc. ●	2,203
		18,473
	Consumer Durables and Apparel - 3.6%
59	Arctic Cat, Inc.	2,518
22	Brunswick Corp.	915
5	Cherokee, Inc.	74
15	Ethan Allen Interiors, Inc.	376
132	Fifth & Pacific Cos., Inc. ●	3,796
15	Iconix Brand Group, Inc. ●	547
28	La-Z-Boy, Inc.	759
26	Nautilus Group, Inc. ●	224
8	Polaris Industries, Inc.	986
46	Skullcandy, Inc. ●	339
16	Smith & Wesson Holding Corp. ●	207
148	Steven Madden Ltd. ●	4,825
5	Sturm Ruger & Co., Inc.	366
85	Taylor Morrison Home Corp. ●	1,807
79	Vince Holding Corp. ●	1,853
		19,592
	Consumer Services - 5.2%
8	American Public Education, Inc. ●	339
156	Bloomin' Brands, Inc. ●	3,587
28	Boyd Gaming Corp. ●	291
9	Bridgepoint Education, Inc. ●	152
71	Brinker International, Inc.	3,429
29	Buffalo Wild Wings, Inc. ●	4,077
17	Caesars Entertainment Corp. ●	370
12	Capella Education Co.	774
30	Cheesecake Factory, Inc.	1,341
103	Del Frisco's Restaurant Group, Inc. ●	2,371
17	Domino's Pizza, Inc.	1,165
10	Grand Canyon Education, Inc. ●	416
134	Ignite Restaurant Group, Inc. ●	1,625
10	ITT Educational Services, Inc. ●	282
10	Krispy Kreme Doughnuts, Inc. ●	167
71	Marriott Vacations Worldwide Corp. ●	3,394
16	Multimedia Games Holding Co., Inc. ●	518
83	Sotheby's Holdings	3,980
5	Strayer Education, Inc. ●	185
20	Texas Roadhouse, Inc.	480
		28,943
	Diversified Financials - 1.2%
1	Credit Acceptance Corp. ●	167
117	DFC Global Corp. ●	878
84	HFF, Inc.	2,486
38	Portfolio Recovery Associates, Inc. ●	1,885
6	Regional Management Corp. ●	206
23	Wisdomtree Investment, Inc. ●	327
5	World Acceptance Corp. ●	469
		6,418
	Energy - 4.7%
61	Abraxas Petroleum Corp. ●	193

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Energy - 4.7% - (continued)
59	Athlon Energy, Inc. ●	$1,794
8	Bonanza Creek Energy, Inc. ●	326
6	Carrizo Oil & Gas, Inc. ●	255
12	CVR Energy, Inc.	441
7	Delek U.S. Holdings, Inc.	215
119	Energy XXI (Bermuda) Ltd.	2,727
61	EPL Oil & Gas, Inc. ●	1,628
23	Goodrich Petroleum Corp. ●	387
102	ION Geophysical Corp. ●	308
144	Jones Energy, Inc. ●	2,260
10	Matrix Service Co. ●	250
82	PBF Energy, Inc.	2,135
5	REX American Resources Corp. ●	188
142	Rex Energy Corp. ●	2,676
78	Rosetta Resources, Inc. ●	3,312
112	RSP Permian, Inc. ●	2,280
7	Seacor Holdings, Inc. ●	547
48	SemGroup Corp.	2,940
63	Vaalco Energy, Inc. ●	378
13	Western Refining, Inc.	489
		25,729
	Food and Staples Retailing - 1.3%
67	Casey's General Stores, Inc.	4,626
50	Natural Grocers by Vitamin Cottage, Inc. ●	1,895
94	Rite Aid Corp. ●	521
68	Supervalu, Inc. ●	394
		7,436
	Food, Beverage and Tobacco - 1.2%
136	Darling International, Inc. ●	2,669
6	Lancaster Colony Corp.	496
32	Pilgrim's Pride Corp. ●	532
44	TreeHouse Foods, Inc. ●	2,865
		6,562
	Health Care Equipment and Services - 9.6%
11	ABIOMED, Inc. ●	308
10	Addus Homecare Corp. ●	227
24	Align Technology, Inc. ●	1,409
9	Anika Therapeutics, Inc. ●	313
8	Atrion Corp.	2,081
20	Centene Corp. ●	1,195
7	Computer Programs & Systems, Inc.	494
81	Corvel Corp. ●	3,856
62	Cyberonics, Inc. ●	4,160
10	Cynosure, Inc. Class A ●	266
130	Dexcom, Inc. ●	5,272
13	Ensign Group, Inc.	537
27	Gentiva Health Services, Inc. ●	308
182	Globus Medical, Inc. ●	4,258
125	HealthSouth Corp.	3,878
21	Heartware International, Inc. ●	2,068
43	ICU Medical, Inc. ●	2,784
18	Magellan Health Services, Inc. ●	1,065
14	Medidata Solutions, Inc. ●	871
12	Molina Healthcare, Inc. ●	421
12	NuVasive, Inc. ●	446
69	Omnicell, Inc. ●	1,778
27	Orthofix International N.V. ●	545
9	Providence Service Corp. ●	224
48	Quality Systems, Inc.	880
82	Team Health Holdings ●	3,543
28	Triple-S Management Corp., Class B ●	491
90	U.S. Physical Therapy, Inc.	2,838
152	Vascular Solutions, Inc. ●	3,578
43	Wellcare Health Plans, Inc. ●	2,814
		52,908
	Household and Personal Products - 1.2%
72	Elizabeth Arden, Inc. ●	1,962
12	Inter Parfums, Inc.	387
11	Medifast, Inc. ●	279
6	Nu Skin Enterprises, Inc. Class A	519
105	Prestige Brands Holdings, Inc. ●	3,192
5	Usana Health Sciences, Inc. ●	275
		6,614
	Insurance - 1.7%
64	Amerisafe, Inc.	2,661
16	AmTrust Financial Services, Inc.	513
5	Argo Group International Holdings Ltd.	225
7	eHealth, Inc. ●	390
3	Enstar Group Ltd. ●	372
27	Greenlight Capital Re Ltd. Class A ●	855
6	HCI Group, Inc.	259
38	Maiden Holdings Ltd.	413
31	Montpelier Re Holdings Ltd.	856
54	Protective Life Corp.	2,628
		9,172
	Materials - 4.8%
7	Advanced Emissions Solutions, Inc. ●	330
5	AEP Industries, Inc. ●	229
5	American Pacific Corp. ●	241
44	Cabot Corp.	2,119
32	Ferro Corp. ●	405
18	FutureFuel Corp.	293
13	Globe Specialty Metals, Inc.	234
59	Gold Resource Corp.	271
371	Graphic Packaging Holding Co. ●	3,523
251	Headwaters, Inc. ●	2,790
12	Innospec, Inc.	497
23	KapStone Paper & Packaging Corp. ●	649
19	Minerals Technologies, Inc.	988
51	Olin Corp.	1,310
13	OM Group, Inc. ●	407
246	Omnova Solutions, Inc. ●	2,222
136	PolyOne Corp.	4,824
21	Schweitzer-Mauduit International, Inc.	987
57	Silgan Holdings, Inc.	2,617
32	SunCoke Energy, Inc. ●	699
14	Walter Energy, Inc.	155
12	Worthington Industries, Inc.	495
		26,285
	Media - 0.1%
52	Entravision Communications Corp. Class A	312
6	Shutterstock, Inc. ●	443
		755
	Pharmaceuticals, Biotechnology and Life Sciences - 10.7%
10	Acadia Pharmaceuticals, Inc. ●	233
62	Acorda Therapeutics, Inc. ●	1,813

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 10.7% - (continued)
51	Agios Pharmaceuticals, Inc. ●	$1,362
76	Alkermes plc ●	3,720
38	Alnylam Pharmaceuticals, Inc. ●	3,145
11	AMAG Pharmaceuticals, Inc. ●	245
21	Anacor Pharmaceuticals, Inc. ●	396
153	Bruker Corp. ●	3,109
232	Cadence Pharmaceuticals, Inc. ●	2,551
16	Cumberland Pharmaceuticals, Inc. ●	76
58	Cytokinetics, Inc. ●	450
115	Durata Therapeutics, Inc. ●	1,230
43	Emergent Biosolutions, Inc. ●	1,019
374	Exelixis, Inc. ●	2,574
13	Genomic Health, Inc. ●	392
14	Halozyme Therapeutics, Inc. ●	219
75	Hyperion Therapeutics, Inc. ●	2,118
127	Immunogen, Inc. ●	1,902
113	Immunomedics, Inc. ●	548
71	Infinity Pharmaceuticals, Inc. ●	914
100	Ironwood Pharmaceuticals, Inc. ●	1,381
25	Isis Pharmaceuticals, Inc. ●	1,292
20	Lannet, Inc. ●	710
30	Luminex Corp. ●	550
123	Medicines Co. ●	4,272
98	NPS Pharmaceuticals, Inc. ●	3,517
8	Ophthotech Corp. ●	244
90	PAREXEL International Corp. ●	4,389
155	PDL Biopharma, Inc.	1,412
57	Portola Pharmaceuticals, Inc. ●	1,511
16	Pozen, Inc.	124
21	Puma Biotechnology, Inc. ●	2,477
15	Questcor Pharmaceuticals, Inc.	985
74	Repligen Corp. ●	1,141
23	Salix Pharmaceuticals Ltd. ●	2,270
32	Sarepta Therapeutics, Inc. ●	787
88	Sciclone Pharmaceuticals, Inc. ●	415
11	Sucampo Pharmaceuticals, Inc. Class A ●	92
69	Synta Pharmaceuticals Corp. ●	366
57	Tesaro, Inc. ●	1,806
2	Ultragenyx Pharmaceutical Inc ●	93
168	Xenoport, Inc. ●	964
		58,814
	Real Estate - 2.0%
54	Altisource Residential Corp.	1,608
44	Apollo Residential Mortgage, Inc. REIT	717
66	Coresite Realty Corp. REIT	2,024
164	Glimcher Realty Trust REIT	1,403
69	Inland Real Estate Corp. REIT	722
94	Ramco-Gershenson Properties Trust REIT	1,496
20	Sabra Healthcare REIT, Inc.	578
194	Sunstone Hotel Investors, Inc. REIT	2,489
		11,037
	Retailing - 4.5%
8	ANN, Inc. ●	262
17	Buckle (The), Inc.	758
7	Cato Corp.	199
6	Children's Place Retail Stores, Inc. ●	332
52	Core-Mark Holding Co., Inc.	3,929
60	DSW, Inc.	2,256
12	Express, Inc. ●	215
67	Five Below, Inc. ●	2,443
17	Francescas Holding Corp. ●	317
29	Group 1 Automotive, Inc.	1,764
10	Hhgregg, Inc. ●	79
83	HSN, Inc.	4,523
16	Kirklands, Inc. ●	303
9	Lumber Liquidators Holdings, Inc. ●	765
32	Nutrisystem, Inc.	449
82	Office Depot, Inc. ●	402
43	Orbitz Worldwide, Inc. ●	308
12	Overstock.com, Inc. ●	247
27	PetMed Express, Inc.	352
246	Pier 1 Imports, Inc.	4,700
8	Select Comfort Corp. ●	131
		24,734
	Semiconductors and Semiconductor Equipment - 3.1%
10	Ambarella, Inc. ●	330
26	Cirrus Logic, Inc. ●	450
250	GT Advanced Technologies, Inc. ●	2,569
47	Kulicke & Soffa Industries, Inc. ●	549
33	Lattice Semiconductor Corp. ●	192
115	Nanometrics, Inc. ●	1,950
86	Silicon Image, Inc. ●	480
344	SunEdison, Inc. ●	4,786
95	SunPower Corp. ●	3,080
65	TriQuint Semiconductor, Inc. ●	538
82	Ultratech Stepper, Inc. ●	2,086
		17,010
	Software and Services - 16.9%
27	Advent Software, Inc.	881
96	Aspen Technology, Inc. ●	4,376
24	AVG Technologies N.V. ●	393
99	Bankrate, Inc. ●	1,649
65	Blackhawk Network Holdings, Inc. ●	1,702
24	Brightcove, Inc. ●	261
194	Carbonite, Inc. ●	1,958
64	Cass Information Systems, Inc.	3,459
3	Commvault Systems, Inc. ●	186
7	comScore, Inc. ●	184
13	Comverse, Inc. ●	476
38	CSG Systems International, Inc.	1,138
44	Cvent, Inc. ●	1,681
27	Demandware, Inc. ●	1,695
14	Dice Holdings, Inc. ●	98
38	Digital River, Inc. ●	665
30	Egain Communications Corp. ●	288
98	Ellie Mae, Inc. ●	2,565
89	Exlservice Holdings, Inc. ●	2,246
71	Fair Isaac, Inc.	3,867
71	Fleetmatics Group Ltd. ●	2,840
21	Global Cash Access, Inc. ●	176
88	Heartland Payment Systems, Inc.	3,782
177	Higher One Holdings, Inc. ●	1,375
47	Imperva, Inc. ●	2,592
87	j2 Global, Inc.	3,958
200	Manhattan Associates, Inc. ●	6,752

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Software and Services - 16.9% - (continued)
21	Marketo, Inc. ●	$865
212	Mitek Systems, Inc. ●	1,273
110	Model N, Inc. ●	1,093
88	Netscout Systems, Inc. ●	3,091
22	NIC, Inc.	483
62	Opentable, Inc. ●	4,637
24	Pegasystems, Inc.	1,111
122	PTC, Inc. ●	4,340
232	Sapient Corp. ●	3,714
28	ServiceSource International LLC ●	221
20	Solarwinds, Inc. ●	782
32	Solera Holdings, Inc.	2,150
14	SS&C Technologies Holdings, Inc. ●	555
10	Stamps.com, Inc. ●	402
33	Synacor, Inc. ●	78
11	Syntel, Inc. ●	885
76	TiVo, Inc. ●	938
17	Travelzoo, Inc. ●	374
48	Tyler Corp. ●	5,043
14	Unisys Corp. ●	473
31	ValueClick, Inc. ●	667
14	Vistaprint N.V. ●	704
74	WebMD Health Corp. ●	3,558
47	WEX, Inc. ●	3,864
32	XO Group, Inc. ●	391
		92,935
	Technology Hardware and Equipment - 3.5%
20	Alliance Fiber Optic Product, Inc.	307
39	Aruba Networks, Inc. ●	765
35	Calix, Inc. ●	276
86	CDW Corp. of Delaware	2,025
26	Ciena Corp. ●	614
17	Coherent, Inc. ●	1,167
36	Comtech Telecommunications Corp.	1,084
41	FEI Co.	3,822
72	Oplink Communications, Inc. ●	1,217
76	Plantronics, Inc.	3,267
11	Plexus Corp. ●	434
20	Silicon Graphics International Corp. ●	265
83	Ubiquiti Networks, Inc. ●	3,403
9	ViaSat, Inc. ●	542
		19,188
	Telecommunication Services - 0.2%
22	IDT Corp. Class B	372
22	Inteliquent, Inc.	257
18	magicJack VocalTec Ltd. ●	264
		893
	Transportation - 2.0%
4	Alaska Air Group, Inc.	316
5	Allegiant Travel Co.	428
113	Avis Budget Group, Inc. ●	4,265
84	Celadon Group, Inc.	1,747
43	Hawaiian Holdings, Inc. ●	437
33	Heartland Express, Inc.	699
95	Marten Transport Ltd.	1,818
20	Republic Airways Holdings, Inc. ●	192
17	SkyWest, Inc.	219
15	Spirit Airlines, Inc. ●	680
23	Swift Transportation Co. ●	497
		11,298
	Total common stocks
	(cost $433,995)	$528,645

EXCHANGE TRADED FUNDS - 2.5%
	Other Investment Pools and Funds - 2.5%
105	iShares Russell 2000 Growth Index Fund	$14,065

	Total exchange traded funds
	(cost $14,308)	$14,065

	Total long-term investments
	(cost $448,303)	$542,710

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,213, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
	2014 - 2023, value of $1,237)
$1,213	0.02%, 1/31/2014	$1,213
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $400,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
	2042, value of $408)
400	0.02%, 1/31/2014	400
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $1,043, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
	Note 2.38%, 2014, value of $1,063)
1,043	0.03%, 1/31/2014	1,043
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $1,104, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $1,127)
1,104	0.02%, 1/31/2014	1,104
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $2,425,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$2,474)
2,425	0.02%, 1/31/2014	2,425

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $322, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
	6.00%, 2037 - 2053, value of $329)
$322	0.03%, 1/31/2014		$322
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $270, collateralized by U.S. Treasury Note 2.63%, 2014, value of $275)
270	0.02%, 1/31/2014		270
TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$2,303, collateralized by FFCB 0.14%,
2015, FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
	2025 - 2043, value of $2,348)
2,303	0.03%, 1/31/2014		2,303
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $21, collateralized by U.S. Treasury Note 2.38%, 2015, value of $22)
21	0.01%, 1/31/2014		21
			9,101
	Total short-term investments
	(cost $9,101)		$9,101

	Total investments
	(cost $457,404) ▲	100.2%	$551,811
	Other assets and liabilities	(0.2)%	(923)
	Total net assets	100.0%	$550,888

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $459,091 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$108,527
Unrealized Depreciation	(15,807)
Net Unrealized Appreciation	$92,720

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.2%
Consumer Staples	3.7
Energy	4.7
Financials	9.6
Health Care	20.3
Industrials	16.5
Information Technology	23.5
Materials	4.8
Services	0.2
Total	98.5%
Short-Term Investments	1.7
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

6

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$528,645	$528,645	$–	$–
Exchange Traded Funds	14,065	14,065	–	–
Short-Term Investments	9,101	–	9,101	–
Total	$551,811	$542,710	$9,101	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$32	$—	$(32)	$—	$—	$—	$—	$—	$—
Total	$32	$—	$(32)	$—	$—	$—	$—	$—	$—

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford Value Opportunities Fund

Schedule of Investments

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Banks - 4.8%
35	PNC Financial Services Group, Inc.	$2,796
104	Wells Fargo & Co.	4,693
		7,489
	Capital Goods - 3.6%
22	Armstrong World Industries, Inc. ●	1,208
38	KBR, Inc.	1,190
42	Rexel S.A.	1,071
26	WESCO International, Inc. ●	2,165
		5,634
	Commercial and Professional Services - 0.9%
83	Knoll, Inc.	1,373

	Consumer Durables and Apparel - 3.5%
69	Electrolux AB Series B	1,462
41	Lennar Corp.	1,663
20	Toll Brothers, Inc. ●	735
71	Vera Bradley, Inc. ●	1,700
		5,560
	Consumer Services - 0.5%
11	Wyndham Worldwide Corp.	780

	Diversified Financials - 7.7%
27	Citigroup, Inc.	1,295
86	JP Morgan Chase & Co.	4,763
53	Julius Baer Group Ltd.	2,557
32	LPL Financial Holdings, Inc.	1,697
28	Northern Trust Corp.	1,686
74	Solar Cayman Ltd. ⌂■●†	5
		12,003
	Energy - 15.8%
17	Anadarko Petroleum Corp.	1,377
28	Baker Hughes, Inc.	1,572
100	Canadian Natural Resources Ltd. ADR	3,273
121	Cobalt International Energy, Inc. ●	1,973
28	Exxon Mobil Corp.	2,608
51	Halliburton Co.	2,482
53	Inpex Corp.	630
46	National Oilwell Varco, Inc.	3,421
25	Newfield Exploration Co. ●	622
7	Pioneer Natural Resources Co.	1,151
72	QEP Resources, Inc.	2,227
66	Southwestern Energy Co. ●	2,687
71	Trican Well Service Ltd.	812
		24,835
	Food and Staples Retailing - 1.4%
30	Wal-Mart Stores, Inc.	2,203

	Food, Beverage and Tobacco - 5.4%
18	Bunge Ltd. Finance Corp.	1,333
72	Imperial Tobacco Group plc	2,625
12	Ingredion, Inc.	735
113	Maple Leaf Foods, Inc.	1,600
23	Molson Coors Brewing Co.	1,223
308	Treasury Wine Estates Ltd.	985
		8,501
	Health Care Equipment and Services - 2.4%
55	Aetna, Inc.	3,724

	Insurance - 7.1%
54	American International Group, Inc.	2,604
95	MetLife, Inc.	4,650
16	Principal Financial Group, Inc.	687
33	Reinsurance Group of America, Inc.	2,492
23	Unum Group	727
		11,160
	Materials - 6.2%
33	Ball Corp.	1,710
45	Barrick Gold Corp.	870
68	Cabot Corp.	3,325
23	Celanese Corp.	1,180
37	Reliance Steel & Aluminum	2,560
		9,645
	Media - 1.2%
15	DirecTV ●	1,007
44	Quebecor, Inc.	926
		1,933
	Pharmaceuticals, Biotechnology and Life Sciences - 9.7%
71	Almirall S.A.	1,129
52	Bristol-Myers Squibb Co.	2,583
33	Eli Lilly & Co.	1,777
103	Merck & Co., Inc.	5,452
8	Roche Holding AG	2,187
20	Tesaro, Inc. ●	624
18	Vertex Pharmaceuticals, Inc. ●	1,399
		15,151
	Real Estate - 6.1%
18	AvalonBay Communities, Inc. REIT	2,260
17	Boston Properties, Inc. REIT	1,827
39	Equity Lifestyle Properties, Inc. REIT	1,529
42	Hatteras Financial Corp. REIT	752
26	Plum Creek Timber Co., Inc. REIT	1,111
21	Realogy Holdings Corp. ●	934
38	Weyerhaeuser Co. REIT	1,148
		9,561
	Retailing - 2.2%
99	Aeropostale, Inc. ●	698
572	Allstar Co. ⌂●†	1,037
98	Express, Inc. ●	1,699
		3,434
	Semiconductors and Semiconductor Equipment - 5.5%
47	Intel Corp.	1,143
80	Maxim Integrated Products, Inc.	2,415
2	Samsung Electronics Co., Ltd.	2,097
99	Skyworks Solutions, Inc. ●	2,992
		8,647
	Software and Services - 2.2%
122	Activision Blizzard, Inc.	2,092
73	Booz Allen Hamilton Holding Corp.	1,325
		3,417
	Technology Hardware and Equipment - 4.4%
15	Arrow Electronics, Inc. ●	746
103	Cisco Systems, Inc.	2,247
128	EMC Corp.	3,108

1

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Technology Hardware and Equipment - 4.4% - (continued)
49	Hollysys Automation Technology ●		$818
			6,919
	Telecommunication Services - 0.6%
252	Vodafone Group plc		933

	Transportation - 3.3%
82	Knight Transportation, Inc.		1,755
19	Norfolk Southern Corp.		1,750
18	United Parcel Service, Inc. Class B		1,741
			5,246
	Utilities - 4.8%
34	Edison International		1,637
20	Entergy Corp.		1,238
19	PG&E Corp.		809
325	Snam S.p.A.		1,779
73	Xcel Energy, Inc.		2,108
			7,571
	Total common stocks
	(cost $137,532)		$155,719

	Total long-term investments
	(cost $137,532)		$155,719

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%

Bank of  Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $36, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
2014 - 2023, value of $37)

$36	0.02%, 1/31/2014		$36

Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $12,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041 -
2042, value of $12)

12	0.02%, 1/31/2014		12

Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $31, collateralized by FHLB
0.88%, 2017, FHLMC 0.05% - 5.50%, 2014
- 2043, FNMA 2.00% - 3.50%, 2025 - 2028,
GNMA 3.50%, 2042 - 2043, U.S. Treasury
Note 2.38%, 2014, value of $32)

31	0.03%, 1/31/2014		31
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $33, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $34)
33	0.02%, 1/31/2014		33

Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $73,
collateralized by U.S. Treasury Bill 0.06% -
0.10%, 2014, U.S. Treasury Bond 3.00% -
8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of $74)

73	0.02%, 1/31/2014		73

Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $10, collateralized by FHLMC
3.00% - 5.50%, 2019 - 2043, FNMA 3.00%
- 6.50%, 2021 - 2043, GNMA 3.00% -
6.00%, 2037 - 2053, value of $10)

10	0.03%, 1/31/2014		10
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $8, collateralized by U.S. Treasury Note 2.63%, 2014, value of $8)
8	0.02%, 1/31/2014		8

TD Securities TriParty Repurchase Agreement
(maturing on 02/03/2014 in the amount of
$69, collateralized by FFCB 0.14%, 2015,
FHLB 0.55%, 2017, FHLMC 3.00% -
4.38%, 2015 - 2043, FNMA 2.50% - 4.50%,
2025 - 2043, value of $70)

69	0.03%, 1/31/2014		69
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2015, value of $1)
1	0.01%, 1/31/2014		1
			273
	Total short-term investments
	(cost $273)		$273

	Total investments
	(cost $137,805) ▲	99.5%	$155,992
	Other assets and liabilities	0.5%	855
	Total net assets	100.0%	$156,847

2

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $138,528 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,862
Unrealized Depreciation	(4,398)
Net Unrealized Appreciation	$17,464

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2014, the aggregate value of these securities was $1,042, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	$338
03/2007	74	Solar Cayman Ltd. - 144A	22

At January 31, 2014, the aggregate value of these securities was $1,042, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/04/2014	BOA	$76	$76	$–	$–
CAD	Buy	02/03/2014	BCLY	32	32	–	–
						$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.4%
Consumer Staples	6.8
Energy	15.8
Financials	25.7
Health Care	12.1
Industrials	7.8
Information Technology	12.1
Materials	6.2
Services	0.6
Utilities	4.8
Total	99.3%
Short-Term Investments	0.2
Other Assets and Liabilities	0.5
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$7,489	$7,489	$–	$–
Capital Goods	5,634	5,634	–	–
Commercial and Professional Services	1,373	1,373	–	–
Consumer Durables and Apparel	5,560	4,098	1,462	–
Consumer Services	780	780	–	–
Diversified Financials	12,003	9,441	2,557	5
Energy	24,835	24,205	630	–
Food and Staples Retailing	2,203	2,203	–	–
Food, Beverage and Tobacco	8,501	4,891	3,610	–
Health Care Equipment and Services	3,724	3,724	–	–
Insurance	11,160	11,160	–	–
Materials	9,645	9,645	–	–
Media	1,933	1,933	–	–
Pharmaceuticals, Biotechnology and Life Sciences	15,151	11,835	3,316	–
Real Estate	9,561	9,561	–	–
Retailing	3,434	2,397	–	1,037
Semiconductors and Semiconductor Equipment	8,647	6,550	2,097	–
Software and Services	3,417	3,417	–	–
Technology Hardware and Equipment	6,919	6,919	–	–
Telecommunication Services	933	–	933	–
Transportation	5,246	5,246	–	–
Utilities	7,571	5,792	1,779	–
Total	155,719	138,293	16,384	1,042
Short-Term Investments	273	–	273	–
Total	$155,992	$138,293	$16,657	$1,042
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2014
Assets:
Common Stocks	$1,057	$—	$(15	)*	$—	$—	$—	$—	$—	$1,042
Total	$1,057	$—	$(15)		$—	$—	$—	$—	$—	$1,042

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2014 was $(15).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 13, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller